Cat Financial Financing Activities (Details 8) (Asset-backed securities, USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset-backed securities
Finance Receivables
Restricted assets of consolidated VIE	$ 0	$ 0	$ 136,000,000
Restricted liabilities of consolidated VIE	$ 0	$ 0	$ 73,000,000